Fees Summary	May 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,139,000
Previously Paid Amount	0.00
Total Fee Amount	433.50
Total Offset Amount	0.00
Net Fee	433.50
Narrative - Max Aggregate Offering Price	$ 3,139,000
Final Prospectus	true